Customer and Supplier Concentration (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Due to vendors	$ 5,324,494	$ 9,252,915
One Customer [Member] | Sales Memberc [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage	10.00%	10.00%
One Individual Dealer [Member] | Sales Memberc [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage	40.00%	10.00%